Fair Value Measurements - Additional Information (Detail)	12 Months Ended						12 Months Ended				0 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 12, 2011 USD ($)	Dec. 31, 2014 Floating Rate [Member]	Dec. 31, 2014 Other Comprehensive Income (Loss) [Member] USD ($)	Jul. 12, 2011 VTB Bank [Member] RUB	Dec. 31, 2014 Sberbank [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] RUB	Dec. 01, 2014 Sberbank [Member] Russian Rubles Per Us Dollar [Member] RUB	Dec. 31, 2014 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] RUB	Dec. 31, 2013 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2014 Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member]	Dec. 31, 2014 Foreign Currency Gain (Loss) [Member] USD ($)	Jul. 12, 2011 Currency Swap [Member] RUB	Jul. 12, 2011 Interest Rate Swap [Member] RUB	Dec. 31, 2013 Swap Transaction [Member] USD ($)	Dec. 31, 2013 Option [Member] USD ($)	Dec. 31, 2014 Options Exercise Price Range Group One [Member] Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] RUB	Dec. 31, 2014 Options Exercise Price Range Group Two [Member] Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] RUB	Dec. 31, 2014 Options Exercise Price Range Group Three [Member] Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] RUB	Dec. 31, 2014 Options Exercise Price Range Group Four [Member] Sberbank [Member] Southern Kuzbass Coal Company (SKCC) [Member] Russian Rubles Per Us Dollar [Member] RUB
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-deliverable cross currency					$ 176,367,000												5,000,000,000	5,000,000,000			6,500,000,000	5,000,000,000	1,500,000,000	7,900,000,000
Termination date of swap	2015-08-28
Underlying instrument for swap transaction								5,000,000,000
Derivative instrument interest rate								10.00%
Maturing date of bond	Aug. 25, 2020
Derivative instrument interest rate paid					5.69%
Gain related to change in fair value of swap		1,791,000
Fair value of swap and options																			12,466,000	12,668,000
Loss from change in the fair value and termination of this swap instrument																89,446,000
Purchase of bonds	2,160,000
Gain (loss) on change in fair value of bonds							137,000
Aggregate notional amount									677,981,000	20,900,000,000		677,980,000	20,900,000,000	638,500,000
Options Expiration date	Oct. 06, 2017
Ruble-denominated facilities bear floating interest rate	10.50%					10.00%
Ruble-denominated facilities bear floating interest rate	11.50%					11.00%
Investment Options Exercise Price											50.00										31.04	30.80	31.00	30.64
Derivative credit risk related triggering circumstances															When the barrier exchange rate (indicated at Reuters) achieves 50.00 Russian rubles per 1 U.S. dollar.
Gain (loss) related to the change in the fair value of derivative instruments		20,682,000
Long-term debt									677,980,000
Net foreign exchange gain (loss)																254,235,000
Contingent liability discount rate	8.00%
Contingent liability	29,936,000	27,718,000	25,665,000	23,759,000
Impairment charges recognized for long-lived assets of discontinued operations	1,440,021,000
Impairment charges recognized for long-lived assets	$ 120,237,000